Stockholders' Equity (Changes In Preferred Stock, Common Stock And Treasury Stock) (Details)				12 Months Ended		12 Months Ended
	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]
Class of Stock [Line Items]
Beginning Balance					2,600,000	42,900,000	42,500,000	37,200,000	200,000	200,000	300,000
Stock-based compensation						900,000	400,000	100,000	100,000
Shares issued in debt exchange, shares								5,200,000
Sale of preferred stock	2,600,000	2,587,500	0		2,600,000
Ending Balance					2,600,000	43,800,000	42,900,000	42,500,000	300,000	200,000	300,000